EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 13:-         EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended December 31,
	2024	2023	2022

Net income	$845.7	$840.3	$796.9

Weighted average ordinary shares outstanding	110,617,625	116,913,913	125,205,504

Dilutive effect:
Employee stock options, RSUs and PSUs	2,789,271	1,433,836	1,133,485

Diluted weighted average ordinary shares outstanding	113,406,896	118,347,749	126,338,989

Basic earnings per ordinary share	$7.65	$7.19	$6.37

Diluted earnings per ordinary share	$7.46	$7.10	$6.31